Financial Instruments	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Financial Instruments
4.	Financial Instruments:

Charter Aspect trades, and Charter Campbell and Charter WNT traded, Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price.

The fair value of an exchange-traded contract is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated.

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to an off-exchange-traded contract. Charter Aspect has, and Charter Campbell and Charter WNT had, credit risk associated with counterparty nonperformance. As of the date of the respective financial statements, the credit risk associated with the instruments in which each Partnership trades is limited to the unrealized gains (losses) amounts reflected in the respective Partnership’s Statements of Financial Condition.

Charter Aspect has, and Charter Campbell and Charter WNT had, credit risk because MS&Co. acts or acted as the commodity futures broker or the counterparty, with respect to most of the respective Partnership’s assets. Exchange-traded futures and exchange-traded forward contracts are or were fair valued on a daily basis, with variations in value settled on a daily basis. With respect to each Partnership’s off-exchange-traded forward currency contracts, there are or were no daily settlements of variation in value, nor is or were there any requirement that an amount equal to the net unrealized gains (losses) on such contracts be segregated. However, Charter Aspect is, and Charter Campbell and Charter WNT were, required to meet margin requirements with the counterparty, which is or was accomplished by daily maintenance of the cash balance in custody accounts and U.S. Treasury bills held at MS&Co., for the benefit of MS&Co. With respect to those off-exchange-traded forward currency contracts, Charter Aspect is, and Charter Campbell and Charter WNT were, at risk to the ability of MS&Co., the sole counterparty on all such contracts, to perform. Charter Aspect has a netting agreement with MS&Co. The primary terms are based on industry standard master netting agreements. These agreements, which seek to reduce both Charter Aspect’s and MS&Co.’s exposure on off-exchange-traded forward currency contracts, including options on such contracts, should materially decrease Charter Aspect’s credit risk in the event of MS&Co.’s bankruptcy or insolvency. Prior to their respective terminations effective December 31, 2016, Charter Campbell and Charter WNT were also subject to such netting agreements.

Charter Aspect does not, and Charter Campbell and Charter WNT did not, isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations form changes in market prices of investments held. Such fluctuations are included in total trading results in the respective Partnership’s Statements of Income and Expenses.

The General Partner monitors and attempts to control Charter Aspect’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which Charter Aspect may be subject. These monitoring systems generally allow the General Partner to statistically analyze Charter Aspect’s actual trading results with risk adjusted performance indicators and correlation statistics. In addition, online monitoring systems provide account analysis of Charter Aspect’s futures, forward and option positions by sector, margin requirements, gain and loss transactions and collateral positions. Prior to their respective terminations of operations effective December 31, 2016, Charter Campbell and Charter WNT were also subject to such monitoring by the General Partner.

The Futures Interests traded, and the U.S. Treasury bills held by the Partnerships involve varying degrees of related market risk. Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships’ open positions, and consequently, in their earnings, whether realized or unrealized, and cash flow. Gains and losses on open positions of exchange-traded futures and exchange-traded forward contracts are settled daily through variation margin. Gains and losses on off-exchange-traded forward currency contracts are settled upon termination of the contract.